SHAREHOLDERS' EQUITY (Summary of Restricted Share Units) (Details)	12 Months Ended
Dec. 31, 2014
Number of restricted share units upon exercise
Outstanding at the beginning of the year
Granted	277,249
Forfeited	(8,018)
Outstanding at the end of the year	269,231
Vested at the end of the year